Consolidated and Combined Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ (391)		$ 185
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	1,103		550
Goodwill impairment	0		0
Provision for deferred income taxes	(333)		(38)
Changes in operating assets and liabilities:
Current receivables	(1,190)		278
Inventories	418		367
Accounts payable	303		(256)
Progress collections and deferred income	(293)		(719)
Contract and other deferred assets	(439)		(88)
Other operating items, net	23		(17)
Net cash flows from (used in) operating activities	(799)		262
Cash flows from investing activities:
Expenditures for capital assets	(665)		(424)
Proceeds from disposal of assets	172		20
Proceeds from business dispositions	20		0
Net cash paid for acquisitions	(3,365)		(1)
Other investing items, net	(285)		(67)
Net cash flows used in investing activities	(4,123)		(472)
Cash flows from financing activities:
Net borrowings (repayments) of short-term borrowings	(663)		(156)
Proceeds from the issuance of long-term debt	3,928		0
Repayments of long-term debt	(177)		0
Net transfer from Parent	1,498		191
Contribution received from GE	7,400		0
Dividends paid	(155)		0
Distributions to noncontrolling interest	(251)		0
Repurchase of Class A common stock	(174)		0
Repurchase of GE common units by BHGE LLC	(303)		0
Other financing items, net	(184)		(137)
Net cash flows from (used in) financing activities	10,919		(102)
Effect of currency exchange rate changes on cash, cash equivalents and restricted cash	52		(139)
Increase (decrease) in cash, cash equivalents and restricted cash	6,049		(451)
Cash, cash equivalents and restricted cash, beginning of period	7,030	[1]	981
Cash, cash equivalents and restricted cash, end of period	981		1,432
Supplemental cash flows disclosures:
Income taxes paid, net of refunds	230		317
Interest paid	$ 109		$ 55

[1]	Total assets include $1,124 million of assets held on behalf of GE, of which $997 million is cash and equivalents and $127 million is investment securities at December 31, 2017 and a corresponding amount of liability is reported in short-term borrowings. See "Note 18. Related Party Transactions" for further details.